Investment Objectives and Goals - NETLease Corporate Real Estate ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NETLease Corporate Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NETLease Corporate Real Estate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Fundamental Income Net Lease Real Estate Index (the “Index”).